SCHEDULE OF PREPAYMENTS FOR LONG TERM ASSETS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Prepayments For Long-term Asset
Prepayments for acquisition	[1]	$ 120,000
Total prepayments for long-term asset		$ 120,000

[1]	On May 3, 2023, one of the Company’s US subsidiaries Chaince Securities entered into a Purchase and Sale Agreement for the acquisition of all assets and liabilities of J.V. Delaney & Associates, an investment advisory firm and FINRA licensed broker dealer. As of December 31, the Company has paid the seller $120,000 US dollars.